UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tieton Capital Management, LLC
Address: 4700 Tieton Drive, Suite C
         Yakima, WA  99808

13F File Number: 028-14613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Dezellem, CFA
Title:     Chief Investment Officer & President
Phone:     (509) 965-6488

Signature, Place, and Date of Signing:

 /s/ William J. Dezellem, CFA     Yakima, WA     May 9, 2013

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $133,865 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN Inc                     COM              00738A106     3868   196859 SH       Sole                   196859
Big 5 Sporting Goods           COM              08915P101     6101   390855 SH       Sole                   390855
Body Central Corp              COM              09689U102     6322   672550 SH       Sole                   672550
Columbia Sportswear Company    COM              198516106     2031    35090 SH       Sole                    35090
Deckers Outdoor Inc            COM              243537107     6515   116985 SH       Sole                   116985
Geospace Technologies          COM              37364X109     2632    24386 SH       Sole                    24386
Gordmans Stores                COM              38269P100     4995   426570 SH       Sole                   426570
GulfMark Offshore              COM              402629208     6472   166120 SH       Sole                   166120
Houston Wire & Cable           COM              44244K109     2848   219960 SH       Sole                   219960
Key Tronic Corp                COM              493144109    10612   926041 SH       Sole                   926041
Kirkland's Inc                 COM              497498105     3868   337550 SH       Sole                   337550
Lattice Semiconductor          COM              518415104     3208   588170 SH       Sole                   588170
LoJack Corporation             COM              539451104     6251  2003523 SH       Sole                  2003523
Merge Healthcare Inc           COM              589499102     6425  2223251 SH       Sole                  2223251
Micrel Inc                     COM              594793101     4727   449792 SH       Sole                   449792
Nautilus Inc                   COM              63910B102     1803   246920 SH       Sole                   246920
Newpark Resources Inc          COM              651718504     5663   610185 SH       Sole                   610185
Pinnacle Financial Partners    COM              72346Q104     3215   137625 SH       Sole                   137625
Plantronics Inc                COM              727493108     4814   108935 SH       Sole                   108935
Psychemedics Corp              COM              744375205     2218   185910 SH       Sole                   185910
Regal Beloit Corp              COM              758750103     3482    42690 SH       Sole                    42690
Skechers U.S.A. Inc            COM              830566105     3725   176110 SH       Sole                   176110
TETRA Technologies             COM              88162F105     8193   798582 SH       Sole                   798582
TeleTech Holdings              COM              879939106     5523   260382 SH       Sole                   260382
TriQuint Semiconductor         COM              89674K103     7033  1389875 SH       Sole                  1389875
World Acceptance Corp          COM              981419104     6032    70250 SH       Sole                    70250
j2 Global Inc                  COM              48123V102     5288   134875 SH       Sole                   134875